Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 47.9	$ 52.9
Accumulated Amortization	(12.4)	(12.5)
Net Carrying Amount	35.5	40.4
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47.9	52.9
Accumulated Amortization	(12.4)	(12.5)
Net Carrying Amount	$ 35.5	$ 40.4